Other Income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income [Abstract]
Schedule of Other Income	Other Income consists of the following:
	For the Years Ended December 31,
	2023	2022	2021
Government grants	9,945,338	5,996,537	3,319,871
Others	1,906,503	1,155,918	156,000

Total other income	11,851,841	7,152,455	3,475,871